Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-Term Debt - Schedule of Long - Term Debt (Table)

Facilities	December 31, 2025	December 31, 2024
UBS Credit Facility (a)	$71,000	$—
2024 Senior Secured Term Loan Facility (b)	240,000	288,000
2027 Secured Notes (c)	179,375	231,875
Macquarie loan (d)	—	23,500
E.SUN, MICB, Cathay, Taishin Credit Facility (e)	—	8,300
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (f)	—	52,111
Total credit facilities	$490,375	$603,786
Sale and Leaseback Agreements
Minsheng Sale and Leaseback Agreements - $178,000 (m)	166,788	44,500
CMBFL Sale and Leaseback Agreements - $120,000 (n)	37,546	42,813
Total Sale and Leaseback Agreements	$204,334	$87,313
Total borrowings	$694,709	$691,099
Less: Current portion of long-term debt	(128,500)	(136,559)
Less: Current portion of Sale and Leaseback Agreements (m,n,o,p)	(19,067)	(8,717)
Less: Deferred financing costs (r)	(5,567)	(7,042)
Non-current portion of Long-Term Debt	$541,575	$538,781

Long-Term Debt - Repayment Schedule (Table)

Payment due by year ended	Amount
December 31, 2026	$147,567
December 31, 2027	246,954
December 31, 2028	66,800
December 31, 2029	43,800
December 31, 2030	91,800
December 31, 2031 and thereafter	97,788
$694,709

Long-Term Debt - Schedule of Deferred Financing Costs (Table)

	December 31, 2025	December 31, 2024
Opening balance	$7,042	$10,750
Expenditure in the period	2,185	3,120
Amortization included within interest expense	(3,660)	(6,828)
Closing balance	$5,567	$7,042